Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	₩ 552,419,581	₩ 459,600,510
Total liabilities	510,489,200	422,949,080
Total equity	41,930,381	36,651,430
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	32,261,322	30,114,232
Total liabilities	9,795,896	8,464,164
Total equity	22,465,426	21,650,068
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	392,723,044	348,523,615
Total liabilities	366,629,929	324,331,076
Total equity	26,093,115	24,192,539
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	32,917,910	29,429,455
Total liabilities	26,769,044	23,427,988
Total equity	6,148,866	6,001,467
Shinhan Investment Corp.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	37,375,487	28,987,216
Total liabilities	33,138,930	25,614,647
Total equity	4,236,557	3,372,569
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	34,133,649	31,823,631
Total liabilities	32,062,490	30,078,522
Total equity	2,071,159	1,745,109
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	32,841,359
Total liabilities	29,654,711
Total equity	3,186,648
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	7,566,428	6,116,585
Total liabilities	6,612,519	5,368,265
Total equity	953,909	748,320
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	6,192,927	5,980,941
Total liabilities	5,695,223	5,507,949
Total equity	497,704	472,992
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	25,292	24,377
Total liabilities	10,044	8,750
Total equity	15,248	15,627
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	87,694	102,079
Total liabilities	75,665	92,194
Total equity	12,029	9,885
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	184,203	173,964
Total liabilities	19,678	14,841
Total equity	164,525	159,123
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	9,639	9,755
Total liabilities	0	198
Total equity	9,639	9,557
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	89,141	43,095
Total liabilities	67,954	23,118
Total equity	21,187	19,977
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	1,602,902	1,454,290
Total liabilities	1,418,317	1,291,012
Total equity	184,585	163,278
Asia Trust Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	172,793
Total liabilities	43,933
Total equity	128,860
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	77,086	65,725
Total liabilities	10,962	7,367
Total equity	66,124	58,358
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	45,832	36,298
Total liabilities	5,619	3,496
Total equity	40,213	₩ 32,802
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	42,402
Total liabilities	1,674
Total equity	₩ 40,728